Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2023
Debt Instrument [Line Items]
Loss contingency				$ 40.0
Loss contingency accrual reversal	$ 40.0
Purchase commitment		$ 1,056.5
Arduino | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guarantor obligation		$ 0.0	$ 5.4